Common Share Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 23, 2012	Oct. 11, 2011	Aug. 31, 2008
Earnings Per Share [Abstract]
Anti-dilutive effect on computation of diluted earnings per share	1,200,000	500,000	1,000,000
Common shares authorized to be repurchased						10,000,000
Increase in common share repurchase authorization				13,200,000	5,250,000
Remaining shares to be repurchased	20,000,000
Repurchase of common shares, shares	1,200,000	6,000,000
Purchase of common shares for treasury	$ 15.9	$ 73.6	$ 0